Condensed Consolidated Statement of Stockholders'/Member's Equity (Deficit) (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Condensed Consolidated Statement of Stockholders'/Member's Equity (Deficit)
Net loss attributable to redeemable noncontrolling interest	$ 16.8